ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Government authorities	$ 6,486	$ 5,009
Accrued expenses	16,051	8,638
Accrued interest - Series B Debentures	782	0
Accrued royalties to the IIA (Note 11a)	254	259
Accrued expenses and other liabilities	$ 23,573	$ 13,906